Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Other Current Liabilities
Other Current Liabilities

(22)    Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Salaries payable	153,160	129,519
Other payables	504	649
Deferred income	8,912	4,284
Advances received	6,613	9,945
Other current liabilities	169,189	144,397